CONSOLIDATED STATEMENTS OF CHANGES IN (DEFICIENCY) / EQUITY - CAD ($)	Issued capital	Warrants	Finder’s options	Equity-settled employee benefits	Exchange	Subtotal	Deficit	Total
Equity at beginning of period at Dec. 31, 2021	$ 9,994,487	$ 5,405,052	$ 277,893	$ 1,298,472	$ (853)	$ 6,980,564	$ (17,389,888)	$ (414,837)
Number of shares outstanding at beginning of period at Dec. 31, 2021	32,738,087
Share issues
Shares issued for private placements	$ 695,475	554,525	0	0	0	554,525	0	1,250,000
Number of Shares issued for private placement	16,666,667
Share issue costs	$ (80,257)	0	19,841	0	0	19,841	0	(60,416)
Stock Issued During Period, Value, Other	$ 285,000	0	0	0	0	0	0	285,000
Stock Issued During Period, Shares, Other	3,800,000
Stock Issued During Period, Value, Acquisitions	$ 95,550	0	0	0	0	0	0	95,550
Stock Issued During Period, Shares, Acquisitions	1,470,000
Shares Granted, Value, Share-Based Payment Arrangement, after Forfeiture	$ 0	0	0	98,123	0	98,123	0	98,123
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures	0
Comprehensive loss	$ 0	0	0	0	(11,320)	(11,320)	(329,789)	(341,109)
Number of shares outstanding at end of period at Dec. 31, 2022	54,674,754
Equity at end of period at Dec. 31, 2022	$ 10,990,255	5,959,577	297,734	1,396,595	(12,173)	7,641,733	(17,719,677)	912,311
Share issues
Comprehensive loss	$ 0	0	0	0	1,144	1,144	(56,781)	(55,637)
Number of shares outstanding at end of period at Dec. 31, 2023	54,674,754
Equity at end of period at Dec. 31, 2023	$ 10,990,255	5,959,577	297,734	1,396,595	(11,029)	7,642,877	(17,776,458)	856,674
Share issues
Shares issued for private placements	$ 216,539	133,461	0	0	0	133,461	0	350,000
Number of Shares issued for private placement	10,000,000
Share issue costs	$ (38,887)	0	0	0	0	0	0	(38,887)
Comprehensive loss	$ 0	0	0	0	2,405	2,405	(46,630)	(44,225)
Number of shares outstanding at end of period at Dec. 31, 2024	64,674,754
Equity at end of period at Dec. 31, 2024	$ 11,167,907	$ 6,093,038	$ 297,734	$ 1,396,595	$ (8,624)	$ 7,778,743	$ (17,823,088)	$ 1,123,562